******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22870
Reporting Period: 07/01/2020 - 06/30/2021
Stone Ridge Trust II

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-22761


Stone Ridge Trust II
(Exact name of registrant as specified in charter)


510 Madison Avenue, 21st Floor
New York, New York 10022
(Address of principal executive offices) (Zip code)


Stone Ridge Asset Management LLC
510 Madison Avenue, 21st Floor
New York, New York 10022
(Name and address of agent for service)


Registrant's telephone number, including area code: (855)-609-3680



Date of fiscal year end: October 31, 2021


Date of reporting period: July 1, 2020 to June 30, 2021


Item 1. Proxy Voting Record.

============== Stone Ridge Reinsurance Risk Premium Interval Fund ==============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.



============ Stone Ridge Reinsurance Risk Premium Interval Sub Fund ============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== END NPX REPORT


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Stone Ridge Trust II


By (Signature and Title) /s/ Ross Stevens
			 Ross Stevens, President, Chief Executive Officer and Principal Executive Officer

Date August 30, 2021


By (Signature and Title) /s/ Anthony Zuco
                         Anthony Zuco, Treasurer, Principal Financial Officer, Chief Financial Officer and Chief Accounting Officer

Date  August 27, 2021